Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of transactions between related parties
Transactions with key management personnel
Key management personnel compensation comprises the following:

	2023	2022
	$	$
Salaries and short-term employee benefits	8,733	6,007
Share-based payments	71,730	71,286
	80,463	77,293
Other related party transactions

		Transaction value		Balance outstanding December 31,
		2023	2022	2023	2022
		$	$	$	$
Expenses – Travel	(i)	1,976	1,139	745	137
(i)In the normal course of operations, the Company receives services from a company owned by a shareholder of the Company. The services received consist of travel services.